Gold and Silver Bullion and Stream Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Gold and Silver Bullion and Stream Inventory
Gold and silver bullion from royalties received in-kind	$ 6.6	$ 89.5
Stream ounces	0.4	7.3
Total gold bullion and inventory	$ 7.0	$ 96.8